CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 532	$ (532)	$ 184,877	$ 184,877
Beginning balance, shares at Dec. 31, 2018	5,316,667
Dividend to shareholder			(200,000)	(200,000)
Issuance of common stock, net of issuance costs	$ 192	2,429,282		2,429,474
Issuance of common stock for cash, net of issuance costs (in shares)	1,926,327
Sale of common stock and related stock based compensation	$ 35	524,965		525,000
Sale of common stock and related stock based compensation, shares	350,000
Equity of Odyssey Semiconductor Inc. at the time of the reverse capitalization	$ 357	2,126		2,483
Equity of Odyssey Semiconductor Technologies, Inc. at the time of the reverse recapitalization (in shares)	3,566,667
Stock-based compensation		62,099		62,099
Net loss – year ended December 31, 2020			(1,458,169)	(1,458,169)
Ending balance, value at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Ending balance, shares at Dec. 31, 2019	11,159,661
Stock-based compensation		63,880		63,880
Ending balance, value at Mar. 31, 2020	$ 1,116	3,081,820	(1,975,787)	1,107,149
Ending balance, shares at Mar. 31, 2020	11,159,661
Beginning balance, value at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Beginning balance, shares at Dec. 31, 2019	11,159,661
Net loss – year ended December 31, 2020				(1,304,732)
Ending balance, value at Sep. 30, 2020	$ 1,131	3,577,823	(2,778,024)	800,930
Ending balance, shares at Sep. 30, 2020	11,313,411
Beginning balance, value at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Beginning balance, shares at Dec. 31, 2019	11,159,661
Stock-based compensation		623,457		623,457
Exercise of stock options	$ 27	404,973		405,000
Exercise of stock options, shares	270,000
Net loss – year ended December 31, 2020			(2,043,108)	(2,043,108)
Ending balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Ending balance, shares at Dec. 31, 2020	11,429,661
Beginning balance, value at Mar. 31, 2020	$ 1,116	3,081,820	(1,975,787)	1,107,149
Beginning balance, shares at Mar. 31, 2020	11,159,661
Stock-based compensation		116,613		116,613
Ending balance, value at Jun. 30, 2020	$ 1,116	3,198,433	(2,470,873)	728,676
Ending balance, shares at Jun. 30, 2020	11,159,661
Stock-based compensation		148,781		148,781
Exercise of stock options	15	230,609		230,624
Net loss – year ended December 31, 2020				(307,151)
Ending balance, value at Sep. 30, 2020	$ 1,131	3,577,823	(2,778,024)	800,930
Ending balance, shares at Sep. 30, 2020	11,313,411
Beginning balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Beginning balance, shares at Dec. 31, 2020	11,429,661
Issuance of common stock, net of issuance costs	$ 125	5,006,375		5,006,500
Issuance of common stock for cash, net of issuance costs (in shares)	1,251,625
Stock-based compensation		678,918		678,918
Exercise of stock options	4	68,434		68,438
Ending balance, value at Mar. 31, 2021	$ 1,272	9,392,652	(4,411,511)	4,982,413
Ending balance, shares at Mar. 31, 2021	12,726,911
Beginning balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Beginning balance, shares at Dec. 31, 2020	11,429,661
Net loss – year ended December 31, 2020				313,323
Ending balance, value at Jun. 30, 2021	$ 1,272	9,615,807	(5,413,271)	4,203,808
Ending balance, shares at Jun. 30, 2021	12,726,911
Beginning balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Beginning balance, shares at Dec. 31, 2020	11,429,661
Net loss – year ended December 31, 2020				(2,607,534)
Ending balance, value at Sep. 30, 2021	$ 1,272	9,837,157	(6,123,934)	3,714,495
Ending balance, shares at Sep. 30, 2021	12,726,911
Beginning balance, value at Mar. 31, 2021	$ 1,272	9,392,652	(4,411,511)	4,982,413
Beginning balance, shares at Mar. 31, 2021	12,726,911
Stock-based compensation		223,155		223,155
Net loss – year ended December 31, 2020				313,323
Ending balance, value at Jun. 30, 2021	$ 1,272	9,615,807	(5,413,271)	4,203,808
Ending balance, shares at Jun. 30, 2021	12,726,911
Stock-based compensation		221,350		221,350
Net loss – year ended December 31, 2020				(710,663)
Ending balance, value at Sep. 30, 2021	$ 1,272	$ 9,837,157	$ (6,123,934)	$ 3,714,495
Ending balance, shares at Sep. 30, 2021	12,726,911